Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Common stock	Paid-in capital	Retained earnings	Accumulated other comprehensive loss
Beginning of year at Dec. 31, 2016		$ 175	$ 0	$ 5,141	$ 47
Impact from adoption of ASU 2018-02 and ASU 2016-01				0	0
Common stock repurchased		(2)	0	(371)
Shares issued for employee stock awards and options		1	44	(39)
Net earnings	$ 2,869			2,869
Dividends declared				(687)
Other comprehensive loss, net of tax	(46)				(46)
End of year at Dec. 31, 2017	$ 7,132	174	44	6,913	1
Cash dividends declared per share	$ 3.90
Impact from adoption of ASU 2018-02 and ASU 2016-01				(21)	21
Common stock repurchased		(4)	(34)	(1,225)
Shares issued for employee stock awards and options		1	(10)	(6)
Net earnings	$ 3,229			3,229
Dividends declared				(822)
Other comprehensive loss, net of tax	(74)				(74)
End of year at Dec. 31, 2018	$ 8,187	171	0	8,068	(52)
Cash dividends declared per share	$ 4.70
Impact from adoption of ASU 2018-02 and ASU 2016-01				0	0
Common stock repurchased		(3)	0	(751)
Shares issued for employee stock awards and options		0	0	63
Net earnings	$ 2,248			2,248
Dividends declared				(880)
Other comprehensive loss, net of tax	(45)				(45)
End of year at Dec. 31, 2019	$ 8,819	$ 168	$ 0	$ 8,748	$ (97)
Cash dividends declared per share	$ 5.16